Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 787		$ 820		$ 968
Other comprehensive (loss) income:
Foreign currency translation adjustments	(25)		34		(28)
Unrealized (losses) gains on hedging instruments	(2)	[1]	3	[1]	(10)	[1]
Pension and postretirement benefit plans:
Amortization of net loss and prior service cost previously recognized	53	[2]	42	[2]	30	[2]
Net prior service (costs) credit arising during the period	(9)	[3]	3	[3]	(1)	[3]
Net gain (loss) arising during the period	423	[4]	(178)	[4]	(189)	[4]
Net change in pension and postretirement benefit plans	467		(133)		(160)
Total other comprehensive gain (loss)	440		(96)		(198)
Comprehensive income	1,227		724		770
Comprehensive income attributable to noncontrolling interests	(9)		(10)		(12)
Comprehensive income attributable to L-3	$ 1,218		$ 714		$ 758

[1]	Net of income tax benefits of $3 million in 2013, income taxes of $2 million in 2012 and income tax benefits of $7 million in 2011
[2]	Net of income taxes of $30 million in 2013, $26 million in 2012 and $18 million in 2011
[3]	Net of income tax benefits of $5 million in 2013, income taxes of $2 million in 2012 and income tax benefits of $1 million in 2011
[4]	Net of income taxes of $243 million in 2013 and income tax benefits of $105 million in 2012 and $87 million in 2011